Share-Based Compensation - Stock Appreciation Rights - (Details) CAD / shares in Units, shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 CAD EquityInstruments CAD / shares shares	Dec. 31, 2016 CAD EquityInstruments CAD / shares shares
Suncor Energy Inc. SARs
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Legacy Petro Canada SARs
Share based compensation
Option term (expiration period)	7 years
Vesting period	4 years
Number Of Outstanding Share Options [Abstract]
Outstanding, beginning of year | EquityInstruments	485	957
Granted | EquityInstruments	107	142
Exercised | EquityInstruments	(176)	(610)
Forfeited/expired | shares	(29)	(4)
Outstanding, end of year | EquityInstruments	387	485
Exercisable, end of year | EquityInstruments	162	240
Weighted average exercise price of share options ($ per share)
Weighted average exercise price Outstanding, beginning of year | CAD	CAD 34.90	CAD 27.98
Weighted average exercise price, Granted | CAD	42.05	30.23
Weighted average exercise price, Exercised | CAD	CAD 35.59	CAD 23.07
Weighted average exercise price, Forfeited/expired | CAD / shares	CAD 37.32	CAD 19.44
Weighted average exercise price, Outstanding, end of year | CAD	CAD 36.38	CAD 34.90
Weighted average exercise price, Exercisable, end of year | CAD	CAD 35.39	CAD 36.29